Expense Example	May 20, 2026 USD ($)
Cambria Endowment Style 2 ETF | Cambria Endowment Style 2 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 30
Expense Example, with Redemption, 3 Years	93
Cambria Global EW 2 ETF | Cambria Global EW 2 ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	28
Expense Example, with Redemption, 3 Years	87
Cambria US Large Cap Equity ETF | Cambria US Large Cap Equity ETF Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	26
Expense Example, with Redemption, 3 Years	$ 80